Stock Option Plan	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Stock Option Plan [Abstract]
Stock Option Plan

Note 9 — Stock Option Plan

In 2010, Legacy Profusa adopted the 2010 Equity Incentive Plan (the “Plan”) under which 26,666 shares of the Company’s Common Stock have been initially reserved for issuance to employees, directors and consultants. The number of reserved shares that had been increased over the years equaled 61,819 shares at the time of the Business Combination. The Company is currently drafting a new 2025 Equity Incentive Plan that will replace the 2010 Equity Incentive Plan. All previously issued options under the 2010 Equity Incentive plan will be held under the new plan, with no additional impact to the option holders. Options granted under the Plan may be either incentive stock options (“ISO”) or nonqualified stock options (“NSO”). ISOs may be granted only to Company employees, including officers and directors who are also employees. NSOs may be granted to Company employees, consultants and advisors.

Upon the Closing, all outstanding Legacy Profusa options converted into options exercisable for shares of Company Common Stock with the same terms except for the number of shares exercisable and the exercise price, each of which was adjusted using the Exchange Ratio of approximately $0.346. The mechanism of conversion resulted in the fair value of each option prior to the Closing equal to the fair value of each option after. All stock option activity presented in these statements has been retrospectively adjusted to reflect the conversion, as well as the Reverse Stock Split.

A person who owns (or is deemed to own) stock possessing more than ten percent (10%) of the total combined voting power of all classes of stock of the Company will not be granted an ISO unless the exercise price of such option is at least one hundred ten percent (110%) of the Fair Market Value on the date of grant and the option is not exercisable after the expiration of five years from the date of grant. Options granted generally vest over four years.

Activity under the Plan is set forth below:

Stock Option Activity

	Options Outstanding
Stock Option Activity	Shares Available for Grant	Number of Options	Weighted- Average Exercise Price Per Share	Weighted-Average Remaining Contractual Term (in years)
Balances at January 1, 2025	7,194	13,705	$87.00	3.00
Options granted	(7,194)	7,194	$273.31
Options exercised	—	—	$-
Options expired	—	—	$-
Options cancelled/forfeited	54	(54)	$137.14
Balances at September 30, 2025	54	20,845	$151.19	6.24
Exercisable at September 30, 2025		10,915	$226.51	5.33
	Options Outstanding
Stock Option Activity	Shares Available for Grant	Number of Options	Weighted- Average Exercise Price Per Share	Weighted-Average Remaining Contractual Term (in years)
Balances at December 31, 2023	7,148	13,751	$87.00	3.70
Options granted	—	—	—
Options exercised	—	—	—
Options expired	46	(46)	0.22
Options cancelled/forfeited	—	—	—
Balances at September 30, 2024	7,194	13,705	$87.03	3.18
Exercisable at September 30, 2024		7,012	$105.75	4.51

During the three months ended September 30, 2025 and 2024, there was no stock option activity. Intrinsic values are calculated as the difference between the exercise price of the underlying options and the fair value of the Common Stock for the options that had exercise prices that were lower than the fair value per share of the Common Stock on the date of exercise.

The total fair value of options vested for the three and nine months ended September 30, 2025 and 2024 was less than $0.1 million.

As of September 30, 2025, the total unrecognized stock-based compensation expense for stock options was $3.0 million, which is expected to be recognized over a weighted-average period of 1.3 years. The Company estimates the fair value of stock options using the Black Scholes option-pricing model. The fair value of stock options is being recognized on a straight-line basis over the requisite service period of the awards.

As of September 30, 2024, the total unrecognized stock-based compensation expense for stock options was less than $0.1 million, which is expected to be recognized over a weighted-average period of 1.1 years. The Company estimates the fair value of stock options using the Black Scholes option-pricing model. The fair value of stock options is being recognized on a straight-line basis over the requisite service period of the awards.

Nonrecourse Promissory Notes to Early Exercise Stock Options

In 2018, one of the Company’s executives early exercised 1,380,015 of his stock options by issuing a promissory note to the Company. As the promissory note is nonrecourse, this exercise of stock options with a promissory note is not considered a substantive exercise for accounting purposes. Therefore, no receivable for the promissory note was recorded on the Company’s balance sheet. This arrangement was accounted for as modifications to the original stock options which were exercised by issuing a promissory note. Such modification did not result in additional stock-based compensation expense. The full note amount of $428 thousand was considered settled and paid in full upon the Closing as this balance was netted within the total consideration due to the Company’s CEO as payment for the successful Closing, and as such, the transaction was recorded in stock-based compensation. The early exercised options were fully vested, with no remaining responsibility on a note as of July 11, 2025, at which time they converted into Company Common Stock. On both July 11, 2025 and September 30, 2025 these exercised options are included in the Company’s Common Stock outstanding.

Stock-Based Compensation Expense by Function

The following table is a summary of stock compensation expense by function recognized for the three and nine months ended September 30, 2025 and 2024 (in thousands):

	Nine months ended September 30,
	2025	2024
General Administrative	$612	$5
Research and development	92	11
	$704	$16

	Three months ended September 30,
	2025	2024
General Administrative	$579	$3
Research and development	38	9
	$617	$12

Note 9 — Stock Option Plan

In 2010, the Company adopted the 2010 Equity Incentive Plan (the “Plan”) under which 9,222 shares of the Company’s common stock have been initially reserved for issuance to employees, directors and consultants. Options granted under the Plan may be either incentive stock options (“ISO”) or nonqualified stock options (“NSO”), as adjusted for the Reverse Stock Split. ISOs may be granted only to Company employees, including officers and directors who are also employees. NSOs may be granted to Company employees, consultants and advisors.

A person who owns (or is deemed to own) stock possessing more than ten percent (10%) of the total combined voting power of all classes of stock of the Company will not be granted an ISO unless the exercise price of such option is at least one hundred ten percent (110%) of the Fair Market Value on the date of grant and the option is not exercisable after the expiration of five years from the date of grant. Options granted generally vest over four years.

Activity under the Plan, as adjusted for the recapitalization and the Reverse Stock Split (see Note 17) is set forth below:

	Options Outstanding
Stock Option Activity	Shares Available for Grant	Number of Options	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Term (in years)
Balances at January 1, 2024	7,148	13,751	$87.00	3.70
Options granted	—	—	$—
Options exercised	—	—	$—
Options expired	46	(46)	$0.218
Options cancelled/forfeited	—	—	$—
Balances at December 31, 2024	7,194	13,705	$87.00	3.00
Exercisable at December 31, 2024		7,142	$105.75	4.32
Vested and expected to vest at December 31, 2024		13,705	87.00	3.00

There were no new options granted or exercised during the year ended December 31, 2024. Intrinsic values are calculated as the difference between the exercise price of the underlying options and the fair value of the common stock for the options that had exercise prices that were lower than the fair value per share of the common stock on the date of exercise.

The total fair value of options vested for the year-ended December 31, 2024 was less than $0.1 million.

As of December 31, 2024, the total unrecognized stock-based compensation expense for stock options was less than $0.1 million which is expected to be recognized over a weighted-average period of 0.4 years. On the grant date, the Company estimates the fair value of stock options using the Black Scholes option-pricing model. The fair value of stock options is being recognized on a straight-line basis over the requisite service period of the awards.

Nonrecourse Promissory Notes to Early Exercise Stock Options

In 2018, one of the Company’s executives early exercised 1,380,015 of his stock options by issuing a promissory note to the Company. As the promissory note is nonrecourse this exercise of stock options with a promissory note is not considered a substantive exercise for accounting purposes. Therefore, no receivable for the promissory note was recorded on the Company’s balance sheet. This arrangement was accounted for as modifications to the original stock options which were exercised by issuing a promissory note. Such modification did not result in additional stock-based compensation expense. As of December 31, 2024 these options were fully vested and upon the closing of the Business Combination, these options were issued at the exchange ratio of .3459 and as adjusted for the Reverse Stock Split for 6,363 shares of common stock.

Stock-Based Compensation Expense by Function

The following table is a summary of stock compensation expense by function recognized for the years ended December 31, 2024 and 2023 (in thousands):

	Years ended December 31,
	2024	2023
General Administrative	$7	$10
Research and development	14	23
	$21	$33